Fees Summary	Oct. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,165,000
Previously Paid Amount	0.00
Total Fee Amount	449.36
Total Offset Amount	0.00
Net Fee	449.36
Narrative - Max Aggregate Offering Price	$ 5,165,000
Final Prospectus	true